Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets	The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount					Fair value
(in thousands of USD)	Fair value - Hedging instruments	Financial assets at amortized cost		Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2021
Financial assets measured at fair value
Interest rate swaps (Note 11)	6,392	—		—	6,392	—	6,392	—	6,392
Cap contracts (Note 13)	2	—		—	2	—	2	—	2
	6,394	—		—	6,394

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	44,669		—	44,669	—	—	42,150	42,150
Lease receivables (Note 11)	—	4,578		—	4,578	—	3,816	—	3,816
Trade and other receivables * (Note 13)	—	213,641		—	213,641	—	—	—	—
Cash and cash equivalents (Note 14)	—	152,528		—	152,528	—	—	—	—
	—	415,416		—	415,416

Financial liabilities measured at fair value
Forward exchange contracts (Note 17)	2,927	—	0	—	2,927	—	2,927	—	2,927
Interest rate swaps (Note 19)	2,987	—		—	2,987	—	2,987	—	2,987
	5,914	—		—	5,914

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—		1,205,148	1,205,148	—	1,234,739	—	1,234,739
Unsecured other notes (Note 17)	—	—		263,920	263,920	68,722	194,586	—	263,308
Other borrowings (Note 17)	—	—		204,061	204,061	—	204,061	—	204,061
Lease liabilities (Note 17)	—	—		39,051	39,051	—	36,913	—	36,913
Trade and other payables * (Note 19)	—	—		76,319	76,319	—	—	—	—
Advances received on contracts (Note 19)	—	—		503	503	—	—	—	—
		—		1,789,002	1,789,002

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2022
Financial assets measured at fair value
Forward exchange contracts (Note 11 and 17)	1,309	—	—	1,309	—	1,309	—	1,309
Interest rate swaps (Note 11 and 17)	32,652	—	—	32,652	—	32,652	—	32,652
	33,961	—	—	33,961

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	13,880	—	13,880	—	—	13,789	13,789
Lease receivables (Note 11)	—	2,854	—	2,854	—	2,268	—	2,268
Trade and other receivables * (Note 13)	—	325,592	—	325,592	—	—	—	—
Cash and cash equivalents (Note 14)	—	179,929	—	179,929	—	—	—	—
	—	522,255	—	522,255

Financial liabilities measured at fair value
Forward exchange contracts (Note 17)	—	—	—	—	—	—	—	—
Interest rate swaps (Note 19)	404	—	—	404	—	404	—	404
	404	—	—	404

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	1,333,184	1,333,184	—	1,356,270	—	1,356,270
Unsecured other notes (Note 17)	—	—	197,556	197,556	194,480	—	—	194,480
Other borrowings (Note 17)	—	—	136,862	136,862	—	136,862	—	136,862
Lease liabilities (Note 17)	—	—	28,679	28,679	—	26,778	—	26,778
Trade and other payables * (Note 19)	—	—	72,878	72,878	—	—	—	—
Advances received on contracts (Note 19)	—	—	—	—	—	—	—	—
	—	—	1,769,159	1,769,159

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 13), deferred income and VAT payables (included in other payables) (see Note 19), which are not financial assets (liabilities) are not included.

Disclosure of financial liabilities	The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount					Fair value
(in thousands of USD)	Fair value - Hedging instruments	Financial assets at amortized cost		Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2021
Financial assets measured at fair value
Interest rate swaps (Note 11)	6,392	—		—	6,392	—	6,392	—	6,392
Cap contracts (Note 13)	2	—		—	2	—	2	—	2
	6,394	—		—	6,394

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	44,669		—	44,669	—	—	42,150	42,150
Lease receivables (Note 11)	—	4,578		—	4,578	—	3,816	—	3,816
Trade and other receivables * (Note 13)	—	213,641		—	213,641	—	—	—	—
Cash and cash equivalents (Note 14)	—	152,528		—	152,528	—	—	—	—
	—	415,416		—	415,416

Financial liabilities measured at fair value
Forward exchange contracts (Note 17)	2,927	—	0	—	2,927	—	2,927	—	2,927
Interest rate swaps (Note 19)	2,987	—		—	2,987	—	2,987	—	2,987
	5,914	—		—	5,914

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—		1,205,148	1,205,148	—	1,234,739	—	1,234,739
Unsecured other notes (Note 17)	—	—		263,920	263,920	68,722	194,586	—	263,308
Other borrowings (Note 17)	—	—		204,061	204,061	—	204,061	—	204,061
Lease liabilities (Note 17)	—	—		39,051	39,051	—	36,913	—	36,913
Trade and other payables * (Note 19)	—	—		76,319	76,319	—	—	—	—
Advances received on contracts (Note 19)	—	—		503	503	—	—	—	—
		—		1,789,002	1,789,002

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2022
Financial assets measured at fair value
Forward exchange contracts (Note 11 and 17)	1,309	—	—	1,309	—	1,309	—	1,309
Interest rate swaps (Note 11 and 17)	32,652	—	—	32,652	—	32,652	—	32,652
	33,961	—	—	33,961

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	13,880	—	13,880	—	—	13,789	13,789
Lease receivables (Note 11)	—	2,854	—	2,854	—	2,268	—	2,268
Trade and other receivables * (Note 13)	—	325,592	—	325,592	—	—	—	—
Cash and cash equivalents (Note 14)	—	179,929	—	179,929	—	—	—	—
	—	522,255	—	522,255

Financial liabilities measured at fair value
Forward exchange contracts (Note 17)	—	—	—	—	—	—	—	—
Interest rate swaps (Note 19)	404	—	—	404	—	404	—	404
	404	—	—	404

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	1,333,184	1,333,184	—	1,356,270	—	1,356,270
Unsecured other notes (Note 17)	—	—	197,556	197,556	194,480	—	—	194,480
Other borrowings (Note 17)	—	—	136,862	136,862	—	136,862	—	136,862
Lease liabilities (Note 17)	—	—	28,679	28,679	—	26,778	—	26,778
Trade and other payables * (Note 19)	—	—	72,878	72,878	—	—	—	—
Advances received on contracts (Note 19)	—	—	—	—	—	—	—	—
	—	—	1,769,159	1,769,159

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 13), deferred income and VAT payables (included in other payables) (see Note 19), which are not financial assets (liabilities) are not included.

Disclosure of financial instruments not measured at fair value	The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Interest rate swaps
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable

Forward cap contracts	Fair values for both the derivative and the hypothetical derivative are determined based on the net present value of the expected cash flows using LIBOR rate curves, futures and basis spreads.	Not applicable

Commodity derivatives	Fair value is determined based on the present value of the quoted forward price.	Not applicable

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs
Non-current receivables (consisting primarily of shareholders' loans)	Discounted cash flow	Discount rate and forecasted cash flows
Lease receivables	Discounted cash flow	Discount rate
Other financial liabilities (consisting of secured and unsecured bank loans and other notes and lease liabilities)	Discounted cash flow	Discount rate
Other financial notes (consisting of unsecured notes)	List price	Not applicable

Disclosure of financial assets that are either past due or impaired
The ageing of current trade and other receivables is as follows:

(in thousands of USD)	2022	2021
Not past due	320,823	205,737
Past due 0-30 days	16,560	12,980
Past due 31-365 days	26,820	16,518
More than one year	2,585	2,510
Total trade and other receivables	366,789	237,745

Schedule and maturity of non-derivative liabilities

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	631,044	—	—	—	631,044
Between 1 and 5 years	205,274	198,279	21,172	100,056	524,781
More than 1 year	836,318	198,279	21,172	100,056	1,155,825
Less than 1 year	20,542	—	45,749	51,297	117,588
At January 1, 2021	856,860	198,279	66,921	151,353	1,273,413

New loans	937,825	200,000	24,729	371,755	1,534,309
Scheduled repayments	(27,232)	—	(52,550)	(316,069)	(395,851)
Early repayments	(567,000)	(131,800)	—	—	(698,800)
Other changes	4,695	(2,559)	—	—	2,136
Translation differences	—	—	(49)	(2,978)	(3,027)
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180

More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
At January 1, 2022	1,205,148	263,920	39,051	204,061	1,712,180

New loans	1,038,450	—	14,060	231,845	1,284,355
Scheduled repayments	(44,470)	(67,200)	(24,290)	(293,171)	(429,131)
Early repayments	(865,000)	—		—	(865,000)

Other changes	(945)	836	—	—	(109)
Translation differences	—	—	(142)	(5,873)	(6,015)
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280

More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2021
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,469,068	1,667,567	145,175	1,413,221	109,172
Other borrowings (Note 17)	204,061	223,550	126,672	96,878	—
Lease liabilities (Note 17)	39,051	41,125	23,464	17,585	77
Current trade and other payables * (Note 19)	76,319	76,319	76,319	—	—
	1,788,499	2,008,562	371,629	1,527,684	109,249

Derivative financial liabilities
Interest rate swaps (Note 19)	2,987	6,505	2,397	4,108	—
	2,987	6,505	2,397	4,108	—

	Contractual cash flows December 31, 2022
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,530,739	1,819,230	278,311	1,349,384	191,534
Other borrowings (Note 17)	136,862	154,292	73,330	80,962	—
Lease liabilities (Note 17)	28,679	29,745	23,624	6,080	41
Current trade and other payables * (Note 19)	72,878	72,878	72,878	—	—
	1,769,158	2,076,144	448,144	1,436,426	191,575

Derivative financial liabilities
Interest rate swaps (Note 19)	404	9	(1,359)	1,152	216
	404	9	(1,359)	1,152	216
* Deferred income and VAT payables (included in other payables) (see Note 19), which are not financial liabilities, are not included.

Schedule and maturity of derivative liabilities
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2021
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,469,068	1,667,567	145,175	1,413,221	109,172
Other borrowings (Note 17)	204,061	223,550	126,672	96,878	—
Lease liabilities (Note 17)	39,051	41,125	23,464	17,585	77
Current trade and other payables * (Note 19)	76,319	76,319	76,319	—	—
	1,788,499	2,008,562	371,629	1,527,684	109,249

Derivative financial liabilities
Interest rate swaps (Note 19)	2,987	6,505	2,397	4,108	—
	2,987	6,505	2,397	4,108	—

	Contractual cash flows December 31, 2022
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,530,739	1,819,230	278,311	1,349,384	191,534
Other borrowings (Note 17)	136,862	154,292	73,330	80,962	—
Lease liabilities (Note 17)	28,679	29,745	23,624	6,080	41
Current trade and other payables * (Note 19)	72,878	72,878	72,878	—	—
	1,769,158	2,076,144	448,144	1,436,426	191,575

Derivative financial liabilities
Interest rate swaps (Note 19)	404	9	(1,359)	1,152	216
	404	9	(1,359)	1,152	216
* Deferred income and VAT payables (included in other payables) (see Note 19), which are not financial liabilities, are not included.

Schedule of sensitivity analysis
Every increase (decrease) of $1,000 on the spot tanker freight market (VLCC and Suezmax) per day would have increased (decreased) profit or loss by the amounts shown below:

(effect in thousands of USD)	2022		2021		2020
	Profit or loss		Profit or loss		Profit or loss
	$1,000	$1,000	$1,000	$1,000	$1,000	$1,000
	Increase	Decrease	Increase	Decrease	Increase	Decrease
	21,348	(21,348)	21,270	(21,270)	19,638	(19,638)
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or Loss		Equity
	50 BP	50 BP	50 BP	50 BP
(effect in thousands of USD)	Increase	Decrease	Increase	Decrease
December 31, 2020
Variable rate instruments	(3,819)	2,484	—	—
Interest rate swaps	—	—	5,542	(5,343)
Cash Flow Sensitivity (Net)	(3,819)	2,484	5,542	(5,343)

December 31, 2021
Variable rate instruments	(6,606)	2,133	—	—
Interest rate swaps	—	—	4,594	(4,222)
Cash Flow Sensitivity (Net)	(6,606)	2,133	4,594	(4,222)

December 31, 2022
Variable rate instruments	(7,784)	6,466	—	—
Interest rate swaps	—	—	4,710	(6,839)
Cash Flow Sensitivity (Net)	(7,784)	6,466	4,710	(6,839)

This analysis assumes that all other variables, in particular interest rates, remain constant.

(in thousands of USD)	2022	2021	2020
Equity	648	683	735
Profit or loss	(10,994)	(9,573)	(10,412)

Disclosure of financial instruments by type of interest rate
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments was:

(in thousands of USD)	2022	2021
FIXED RATE INSTRUMENTS
Financial assets	850	20,228
Financial liabilities	312,434	403,026
	313,284	423,255

VARIABLE RATE INSTRUMENTS
Financial liabilities	1,383,847	1,309,154
	1,383,847	1,309,154

Schedule of currency risk related to operating expenses
The Group’s exposure to currency risk is related to its operating expenses expressed in Euros and to Treasury Notes denominated in Euros. In 2022 about 15.4% (2021: 13.9% and 2020: 14.4%) of the Group's total operating expenses were incurred in Euros. Revenue and borrowings are expressed in USD only, except for instruments issued under the Treasury Notes Program (Note 17).

(in thousands of USD)	December 31, 2022		December 31, 2021		December 31, 2020
	EUR	USD	EUR	USD	EUR	USD
Trade payables	(6,653)	(18,043)	(5,680)	(20,332)	(5,662)	(21,564)
Operating expenses	(103,339)	(568,357)	(101,039)	(625,627)	(97,082)	(611,777)
Treasury Notes	(50,664)	—	(104,006)	—	(38,654)	—

Disclosure of detailed information about hedging instruments	The hedging instruments were as follows:

	2022
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
$173.6 million facility - Cap Quebec and Cap Pembroke	56,838	1,791	—	4,757
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	60,164	5,202	—	3,830
$713.0 million facility	223,667	17,819	—	12,859
$73.45 million facility	71,155	5,465	—	5,465
$150.0 million facility	106,310	2,249	—	2,249
Forward cap contracts
Cap options	—	—	—	466
Fx swaps
Fx Euro hedge	18,398	1,032	—	1,032
At December 31, 2022, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(41,048)	(38,879)	(167,966)
Average fixed interest rate	1.42%	1.41%	1.40%

At December 31, 2021, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(15,704)	(15,982)	(93,737)
Average fixed interest rate	0.80%	0.80%	0.78%

The amounts at the reporting date relating to items designated as hedged items were as follows:

	December 31, 2022		December 31, 2021
(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	(29,159)	32,021	(9,247)	2,862
Cap option	(466)	—	(605)	(466)
Fx rate risk
Fx swaps	(1,032)	1,032	—	—

The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows:

	2022				During the period 2022
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	518,133	32,929	404	Non-current receivables, Trade and other current receivables, Non-current other payables	29,159	(507)	Finance expenses
Cap options	—	—	—	—	466	—	Finance expenses
Fx rate risk
Fx swaps	18,398	1,032	—	Trade and other current receivables	1,032	—	Finance expenses

	2021				During the period 2021
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	367,530	6,392	2,987	Non-current receivables, Trade and other current receivables, Trade and other current payables	9,247	(78)	Finance expenses
Cap options	200,000	2	—	Trade and other receivables	605	—	Finance expenses

The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting:

(in thousands of USD)	Hedging reserve

Balance at January 1, 2022	2,396
Cash flow hedges
Change in fair value interest rate risk	29,625
Change in fair value fx risk	1,032
Balance at December 31, 2022	33,053

Balance at January 1, 2021	(7,456)
Cash flow hedges
Change in fair value interest rate risk	9,852
Balance at December 31, 2021	2,396